Form N-1A Cover	Nov. 19, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Document Creation Date	Nov. 19, 2025
Registrant Name	The Investment House Funds
Document Effective Date	Nov. 28, 2025
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 01, 2025